Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
In accordance with Accounting Standards Codification 820, the Plan has categorized the financial instruments, based on the degree of subjectivity inherent in the valuation technique, into a fair value hierarchy of three levels, as follows:

•Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025, and 2024.

Registered investment companies (mutual funds) and Company stock funds: Valued at the net asset value ("NAV") of shares held by the Plan at year-end.

Stable value funds/Common collective trust: Valued at the net unit value of units held by the trust at year-end or valuation date. The unit value is determined by the total value of fund assets divided by the total number of units of the fund owned.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level on a recurring basis, within the fair value hierarchy, the Plan's investments at fair value as of December 31, 2025. There are no investments which fall under Level 3 of the hierarchy.

	Level 1 Fair Value	Level 2 Fair Value	Total
Registered investment companies	$8,877,008	$—	$8,877,008
Stable value funds/Common collective trusts	—	47,218,263	47,218,263
Company stock funds	—	25,628,450	25,628,450
Total investments at fair value	$8,877,008	$72,846,713	$81,723,721

The following table sets forth by level on a recurring basis, within the fair value hierarchy, the Plan's investments at fair value as of December 31, 2024. There are no investments which fall under Level 3 of the hierarchy.

	Level 1 Fair Value	Level 2 Fair Value	Total
Registered investment companies	$7,736,716	$—	$7,736,716
Stable value funds/Common collective trusts	—	45,569,704	45,569,704
Company stock funds	—	25,657,664	25,657,664
Total investments at fair value	$7,736,716	$71,227,368	$78,964,084